Dividends - Summary of Dividends Paid and Proposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [line items]
Dividends paid	€ 584	€ 554	€ 527
Less: issue of scrip shares in lieu of cash dividends (note 31)	(51)	(77)	(167)
Dividends paid to equity holders of the Company	521	469	352
Dividends paid by subsidiaries to non-controllinginterests	12	8	8
Total dividends paid	533	477	360
Final 2018 - proposed 52.40c per Ordinary Share (2017: 48.80c; 2016: 46.20c)	425	409	385
5% Cumulative preference shares [member]
Disclosure of Dividends [line items]
Dividends paid	0	0	0
7% 'A' cumulative preference shares [member]
Disclosure of Dividends [line items]
Dividends paid	0	0	0
Final Dividends [member]
Disclosure of Dividends [line items]
Dividends paid	409	386	363
Interim Dividends [member]
Disclosure of Dividends [line items]
Dividends paid	163	160	156
Retained earnings [member]
Disclosure of Dividends [line items]
Dividends paid	€ 572	€ 546	€ 519